Derivative Instruments- Revenue from Foreign Exchange and Other Trading (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Trading Activity, Gains and Losses, Net [Line Items]
Foreign exchange	$ 608	$ 520	$ 761
Other trading revenue	66	172	87
Foreign exchange and other trading revenue	674	692	848
Fixed Income
Trading Activity, Gains and Losses, Net [Line Items]
Other trading revenue	38	142	65
Credit Derivatives/Other
Trading Activity, Gains and Losses, Net [Line Items]
Other trading revenue	$ 28	$ 30	$ 22